Share-based Payment Arrangements - Summary of ASE Inc. Option Plans Outstanding Share Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ASE Inc. option plans [member] | Fourth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 45.2
Weighted Average Remaining Contractual Life (Years)	3 months 18 days	6 months
ASE Inc. option plans [member] | Fifth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 73.0	$ 73.0
Weighted Average Remaining Contractual Life (Years)	4 years 8 months 12 days	5 years 8 months 12 days
ASE Inc. option plans [member] | Bottom of range [member] | Fourth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share		$ 40.8
ASE Inc. option plans [member] | Top of range [member] | Fourth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share		45.2
The Company Option Plans [member] | First share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 52.9	$ 54.4
Weighted Average Remaining Contractual Life (Years)	7 years 10 months 24 days	8 years 10 months 24 days